LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Operating Leases

The following table presents information on the Company’s operating leases for the years ended December 31, 2019 and 2020 (in thousands):

	Years Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$73,121	$80,164
Right-of-use assets obtained in exchange for operating lease obligations	$34,795	$41,393
Weighted average remaining lease term (in years)	7.6	7.0
Weighted average discount rate	5.9%	6.8%

Schedule Of Undiscounted Cash Flows For Operating Leases

The following table reconciles the undiscounted cash flows for the operating leases as of December 31, 2020 to the operating lease liabilities recorded in the consolidated balance sheet (in thousands):

Years Ending December 31,
2021	$87,149
2022	82,332
2023	76,310
2024	74,296
2025	71,632
Thereafter	181,698

Total future minimum lease payments	573,417
Less: imputed interest	(119,115)

Present value of future minimum lease payments	454,302
Less: current portion of operating lease liabilities	(58,971)

Long-term operating lease liabilities	$395,331